Note 25 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying value at	Fair value measurements
	December 31, 2020	Level 1	Level 2	Level 3

Assets
Cash equivalents	$10,974	$10,974	$-	$-
Equity securities	3,983	3,847	136	-
Debt securities	9,940	-	9,940	-
Mortgage derivative assets	18,383	-	18,383	-
Warehouse receivables	232,207	-	232,207	-
Deferred Purchase Price on AR Facility	87,957	-	-	87,957
Total assets	$363,444	$14,821	$260,666	$87,957

Liabilities
Mortgage derivative liability	$7,062	$-	$7,062	$-
Interest rate swap liability	7,946		7,946
Contingent consideration liability	115,643	-	-	115,643
Total liabilities	$130,651	$-	$15,008	$115,643

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	2020	2019
Balance, January 1	$69,873	$-
Additions to DPP	68,017	100,252
Collections on DPP	(51,994)	(28,100)
Fair value adjustment	(142)	(465)
Foreign exchange and other	2,203	(1,814)
Balance, December 31	$87,957	$69,873

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
	2020	2019
Balance, January 1	$84,993	$93,865
Amounts recognized on acquisitions	23,717	-
Fair value adjustments (note 6)	23,393	10,849
Resolved and settled in cash	(17,249)	(19,665)
Other	788	(56)
Balance, December 31	$115,643	$84,993

Less: current portion	$5,802	$16,813
Non-current portion	$109,841	$68,180

Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2020		December 31, 2019
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value

Other receivables	$14,989	$14,989	$16,678	$16,678
Advisor loans receivable (non-current)	42,900	42,900	48,283	48,283
Long-term debt (non-current)	215,081	215,081	372,281	372,281
Senior Notes	255,790	275,928	234,901	254,858
Convertible Notes	223,957	230,000	-	-